OTHER NON-INTEREST EXPENSES	12 Months Ended
Dec. 31, 2011
OTHER NON-INTEREST EXPENSES [Abstract]
OTHER NON-INTEREST EXPENSES
NOTE 18 – OTHER NON-INTEREST EXPENSES

Other non-interest expenses for the years ended December 31 follow:

	2011	2010	2009
	(In thousands)

Supplies	$1,571	$1,630	$1,835
Amortization of intangible assets	1,371	1,280	1,930
Other	5,651	6,367	5,655
Total other non-interest expense	$8,593	$9,277	$9,420